Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses recognized in profit or loss for the period	$ (698,235,380)	$ (280,020,263)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(217,658)
Impairment loss recognised in profit or loss, investment property	646,597	(742,389)	$ (779,825)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(697,806,441)	(280,762,652)	(779,825)
Profit from impairment and reversal of impairment losses (impairment losses) determined in accordance with IFRS 9	(15,167,707)	(10,047,000)	(4,783,072)
Bocamina II [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses recognized in profit or loss for the period	(697,856,387)
Generation [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses recognized in profit or loss for the period	(698,235,380)	(280,020,263)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(217,658)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(698,235,380)	(280,020,263)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9	(1,305,341)	(1,338,599)	(106,264)
Distribution [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9	(12,998,719)	(8,153,419)	(4,676,808)
Other [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognised in profit or loss, investment property	646,597	(742,389)	(779,825)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	646,597	(742,389)	$ (779,825)
Impairment gains and reversals of impairment losses (Impairment losses) determined in accordance with IFRS 9	$ (863,647)	$ (554,982)